Share Capital and Reserves (Details - Textual) - BRL (R$) R$ / shares in Units, R$ in Thousands			12 Months Ended
	Feb. 24, 2021	Apr. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Apr. 29, 2020
Disclosure of classes of share capital [line items]
Capital increase		R$ 1,422,496		R$ 0
Share capital			R$ 1,422,496	1,422,496	R$ 1,189,503
Conversion of common shares into preferred shares			0
Percentage of higher value of dividends distribution to preferred shareholders than common shareholders			10.00%
Banco Santander (Brasil) S.A.
Disclosure of classes of share capital [line items]
Stock split ratio	one to 26.83421551
Share capital
Disclosure of classes of share capital [line items]
Capital increase		R$ 232,993		R$ 232,993
Number of shares outstanding	1,866,722,202		1,866,722,202	1,866,722,202
Par value per share	R$ 0
Conversion of common shares into preferred shares	916,003,725
Number of shares authorised			5,000,000,000
Share capital | Common shareholders
Disclosure of classes of share capital [line items]
Number of shares issued					69,565,000
Number of shares outstanding			950,718,477	950,718,477
Share capital | Preferred shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding			916,003,725	916,003,725
Percentage of higher value of dividends distribution to preferred shareholders than common shareholders			10.00%